Taxes On Income (Schedule Of Income Before Taxes On Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Income Before Tax	$ 561,915	$ 341,746	$ 226,494
Israel
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Income Before Tax	429,828	326,544	250,831
United States and other foreign tax jurisdictions
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Income Before Tax	$ 132,087	$ 15,202	$ (24,337)